                                   KENT FUNDS

                         SUPPLEMENT DATED JUNE 22, 2000
             TO THE PROSPECTUS FOR THE KENT FUNDS DATED MAY 1, 2000

The information under the heading "FEES AND EXPENSES" on page 34 of the prospectus is replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Money Market Funds.

                                                      MONEY                    GOVERNMENT MONEY          MICHIGAN MUNICIPAL MONEY
                                                   MARKET FUND                    MARKET FUND                   MARKET FUND
                                           Investment    Institutional    Investment    Institutional   Investment    Institutional
                                             Shares         Shares          Shares         Shares         Shares          Shares
------------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
   (fees paid directly from your
   investment)
Maximum Sales (Load) Charge Imposed on
   Purchases                                   None            None           None            None           None           None
ANNUAL FUND OPERATING EXPENSES
   (expenses that are deducted from Fund
   assets)
Management Fees                               0.40%           0.40%          0.40% (1)       0.40% (1)      0.40%          0.40%
Distribution (12b-1) Fees                      None            None           None            None           None           None
Other Expenses                                0.23% (1)       0.23% (1)      0.25% (1)       0.25% (1)      0.23% (1)      0.23% (1)
                                         --------------  -------------- --------------  -------------- -------------- --------------
TOTAL ANNUAL FUND OPERATING EXPENSES
                                              0.63%           0.63%          0.65%           0.65%          0.63%          0.63%
FEE WAIVER                                    0.08%           0.08%          0.23%           0.23%          0.08%          0.08%
                                         --------------  -------------- --------------  -------------- -------------- --------------
NET ANNUAL FUND OPERATING EXPENSES
                                              0.55% (1)       0.55% (1)      0.42% (1)       0.42% (1)      0.55% (1)      0.55% (1)
                                         ==============  ============== ==============  ============== ============== ==============

(1) The Investment Adviser has contractually agreed to waive a portion of its management fees and/or the Fund's administrator and fund accountant have contractually agreed to waive a portion of the administration and fund accounting fees payable by the Fund at least until December 31, 2000.

EXAMPLE: This Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The Example assumes:

-    $10,000 investment
-    5% annual return
-    redemption at the end of each period
-    no changes in the Fund's operating expenses

Although your actual costs may be higher or lower, based upon these assumptions, your costs would be:

                                              MONEY                     GOVERNMENT MONEY          MICHIGAN MUNICIPAL MONEY
                                           MARKET FUND                    MARKET FUND                    MARKET FUND
                                    Investment    Institutional    Investment    Institutional    Investment    Institutional
                                      Shares         Shares          Shares         Shares          Shares          Shares
--------------------------------- --------------- --------------  --------------- -------------- -------------- ---------------
ONE YEAR AFTER PURCHASE                 $ 55            $ 55           $ 43            $ 43           $ 54          $  54
THREE YEARS AFTER PURCHASE              $194            $194           $185            $185           $192           $192
FIVE YEARS AFTER PURCHASE               $343            $343           $339            $339           $341           $341
TEN YEARS AFTER PURCHASE                $779            $779           $789            $789           $777           $777



                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE
                                                              KKF-2391 (6/2000)

                                   KENT FUNDS

                         SUPPLEMENT DATED JUNE 22, 2000
 TO THE STATEMENT OF ADDITIONAL INFORMATION FOR THE KENT FUNDS DATED MAY 1, 2000

The following non-fundamental investment restriction, which appears on page 28 of the Statement of Additional Information, is deleted in its entirety:

(3) Invest more than 5% of its total assets in securities of any company having a record, together with its predecessors, of less than three years of continuous operation except that each of the Small Company Growth Fund and the International Growth Fund may invest up to 10% of its total assets in such companies.















                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE

                                                               KKF-0388 (6/2000)

PROSPECTUS

JUNE 1, 1999

as amended and restated June 22, 2000

                                   LYON STREET INSTITUTIONAL
                                   MONEY MARKET FUND


                                      FOR MORE INFORMATION


                                      CALL 1-800-633-KENT (5368)
                                      OR YOUR INVESTMENT REPRESENTATIVE.

                                   THE SECURITIES AND EXCHANGE COMMISSION HAS
                                   NOT APPROVED OR DISAPPROVED THE SHARES
                                   DESCRIBED IN THIS PROSPECTUS OR DETERMINED
                                   WHETHER THIS PROSPECTUS IS ACCURATE OR
                                   COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS
                                   COMMITTING A CRIME.

 NOT FDIC INSURED                MAY LOSE VALUE                NO BANK GUARANTEE

TABLE  OF
CONTENTS

        Carefully review this important
   section, which summarizes the Fund's
           investments, risks and fees.
                                             RISK/RETURN SUMMARY AND FUND EXPENSES
                                                                                                              2

 Review this section for information on
 investment strategies and their risks.
                                             INVESTMENT OBJECTIVES, STRATEGIES AND RISKS
                                                                                                              5

 Review this section for details on the
   people and organizations who oversee
                              the Fund.
                                             FUND MANAGEMENT

                                             INVESTMENT ADVISER
                                                                                                              7

                                             DISTRIBUTOR, ADMINISTRATOR AND SUB-ADMINISTRATOR
                                                                                                              7

 Review this section for details on how
    shares are valued, how to purchase,
      sell and exchange shares, related
  charges and payments of dividends and
                         distributions.
                                             SHAREHOLDER INFORMATION

                                             PRICING OF FUND SHARES
                                                                                                              8

                                             PURCHASING AND ADDING TO YOUR SHARES
                                                                                                              9

                                             SELLING YOUR SHARES
                                                                                                             10

                                             GENERAL POLICIES ON SELLING SHARES
                                                                                                             11

                                             EXCHANGING YOUR SHARES
                                                                                                             12

                                             DIVIDENDS, DISTRIBUTIONS AND TAXES
                                                                                                             13

                                             BACK COVER
                                             WHERE TO LEARN MORE ABOUT THIS FUND

RISK/RETURN SUMMARY AND FUND EXPENSES

The following is a summary of certain key information about the Fund. You will find additional information about the Fund, including a detailed description of the risks of an investment in the Fund, after this summary.

RISK/RETURN SUMMARY OF THE LYON STREET INSTITUTIONAL MONEY MARKET FUND

INVESTMENT OBJECTIVES           The Fund seeks current income from short-term
                                securities while preserving capital and
                                maintaining liquidity.

PRINCIPAL INVESTMENT STRATEGIES The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share. The Fund invests in a broad range of short-term instruments including commercial paper, short-term corporate obligations and short-term obligations issued or guaranteed by the United States Government, its agencies or instrumentalities.

PRINCIPAL INVESTMENT RISKS      The Fund's performance per share will change
                                daily based on many factors, including, the quality of the instruments in the Fund's investment portfolio, national and international economic conditions and general market conditions. Changes in the interest rate will affect the yield or value of the Fund's investments in debt securities.

                                - An investment in the Fund is not a deposit in
                                  a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                - Although the Fund seeks to preserve the value
                                  of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

                                - If an issuer fails to pay interest or repay
                                  principal, the value of your investment could decline.

                                - Because the Fund invests in short-term
                                  securities, a decline in interest rates will affect the Fund's yield as these securities mature or are sold and the Fund purchases new short-term securities with a lower yield.

                                - Foreign investments may be riskier than U.S.
                                  investments because of unstable international political and economic conditions, foreign controls on investment and currency exchange, withholding taxes, a lack of adequate company information, and lack of government regulation.

                                - There can be no assurance that the investment
                                  objective of the Fund will be achieved.

WHO MAY WANT TO INVEST?         Consider investing in the Fund if you:
                                - ARE SEEKING PRESERVATION OF CAPITAL
                                - HAVE A LOW RISK TOLERANCE

                                - ARE WILLING TO ACCEPT LOWER POTENTIAL RETURNS
                                  IN EXCHANGE FOR A HIGHER DEGREE OF SAFETY

                                - ARE INVESTING SHORT-TERM RESERVES

                                This Fund will not be appropriate for anyone:
                                - SEEKING HIGH TOTAL RETURNS
                                - PURSUING A LONG-TERM GOAL OR INVESTING FOR
                                  RETIREMENT

RISK/RETURN SUMMARY AND FUND EXPENSES

This table describes the fees and expenses that you         FEES AND EXPENSES
may pay if you buy and hold shares of the Lyon Street
Institutional Money Market Fund.                            SHAREHOLDER FEES
                                                            (fees paid directly from your investment)

                                                            Maximum Sales Charge (Load)
                                                            Imposed on Purchases                                 None

                                                            ANNUAL FUND OPERATING EXPENSES
                                                            (expenses that are deducted from Fund assets)

                                                            Management Fees                                     0.40%
                                                            ---------------------------------------------------------

                                                            Distribution and Service (12b-1) Fees                None
                                                            ---------------------------------------------------------

                                                            Other Expenses                                      0.27%
                                                            ---------------------------------------------------------

                                                            Total Annual Fund Operating Expenses                0.67%
                                                            ---------------------------------------------------------

                                                            Fee Waiver                                          0.45%
                                                            ---------------------------------------------------------

                                                            Net Annual Fund Operating Expenses                 0.22%*
                                                            ---------------------------------------------------------

--------------------------------------------------------------------------------
* This is the actual total fund operating expense you will pay as an investor in this Fund. That's because the Adviser has contractually agreed to waive a portion of the annual management fees, and the Administrator has contractually agreed to waive a portion of the administration fee, payable by the Fund. The Fund's total annual fund operating expenses and net annual fund operating expenses are estimated based on expenses expected to be incurred in the current fiscal year.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes:

- $10,000 investment
- 5% annual return
- redemption at the end of each period
- no changes in the Fund's operating expenses, except for the expiration of the current contractual fee waivers on December 31, 2000

Although your actual costs may be higher or lower, based upon these assumptions, your costs would be:

                                                           1                3
LYON STREET INSTITUTIONAL MONEY MARKET FUND               Year            Years
                                                          $22             $168

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

                      INVESTMENT OBJECTIVES, POLICIES AND STRATEGIES

                      The Fund's investment objective is to seek current income from short-term securities while preserving capital and maintaining liquidity. As a money market fund, the Fund must meet the requirements of the Securities and Exchange Commission's Rule 2a-7. This rule imposes strict requirements on the investment quality, maturity, and diversification of the Fund's investments. Under Rule 2a-7, the Fund's investments must have a remaining maturity of no more than 397 days, and its investments must maintain an average weighted maturity that does not exceed 90 days.

                      With respect to substantially all of its securities, the Fund will only buy a security if it has the highest short-term rating from at least two nationally recognized statistical rating organizations, such as Standard & Poor's Ratings Group or Moody's Investors Service, Inc., or only one such rating if only one organization has rated the instrument. If the money market instrument is not rated, the Adviser must determine that it is of comparable quality to eligible rated instruments. In addition, the Fund considers an investment's projected rate of return and whether the investment meets the requirements of Rule 2a-7.

                      The Statement of Additional Information has more detailed information about the investment policies and strategies of the Fund.

                      INVESTMENT RISKS

                      The Fund's primary risks are INTEREST RATE RISK and credit risk. Because the Fund invests in short-term securities, a decline in interest rates will affect the Fund's yield as these securities mature or are sold and the Fund purchases new short-term securities with a lower yield. Generally, an increase in interest rates causes the value of a debt instrument to decrease. The change in value for shorter-term securities is usually smaller than for securities with longer maturities. Because the Fund invests in securities with short maturities and seeks to maintain a stable net asset value of $1.00 per share, it is possible, though unlikely, that an increase in interest rates would change the value of your investment.

                      CREDIT RISK is the possibility that a security's credit rating will be downgraded or that the issuer of the security will default (fail to make scheduled interest and principal payments). The Fund invests in highly-rated securities to minimize credit risk. Under Rule 2a-7, 95% of a money market fund's holdings must be rated in the highest credit category (e.g., A-1 or A-1+) and the remaining 5% must be rated no lower than the second highest credit category.

                      The Fund's investments in U.S. dollar-denominated obligations of foreign branches of U.S. banks and U.S. branches of foreign banks may be subject to FOREIGN RISK. Foreign investments subject the Fund to investment risks different from those associated with domestic investments. Foreign securities issuers are usually subject to less regulation than U.S. issuers. Reporting, accounting, and auditing standards of foreign countries are less stringent, in some cases significantly, than U.S. standards. Foreign risk includes nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments that could adversely affect the Fund's investments.

                      The Fund also is subject to MANAGEMENT RISK because it is an actively managed portfolio. The Fund's Adviser uses its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended result.


                      There can be no assurance that the investment objective of the Fund will be achieved. In addition, the Fund's investment policies, as well as the relatively short maturity of obligations purchased by the Fund, may result in frequent changes in the Fund's portfolio, which may give rise to taxable gains.

FUND MANAGEMENT

INVESTMENT ADVISER
--------------------------------------------------------------------------------


                      The Fund is advised by Lyon Street Asset Management Company, a wholly-owned subsidiary of Old Kent Bank. Lyon Street maintains offices at 111 Lyon Street, NW, Grand Rapids, Michigan 49503. Old Kent Bank is a wholly-owned subsidiary of Old Kent Financial Corporation, which is a financial services company with total assets as of December 31, 1999 of approximately $18 billion. The Investment Management Group ("IMG") at Lyon Street has managed the Kent Funds since their inception. The Lyon Street Institutional Money Market Fund is an investment portfolio of the Kent Funds. Prior to 1998, IMG managed the Kent Funds as a division of Old Kent Bank. Old Kent Bank has managed the financial assets of individual and institutional investors for over 100 years. Lyon Street employs an experienced staff of professional investment analysts, portfolio managers and traders, and uses several proprietary computer-based systems in conjunction with fundamental analysis to identify investment opportunities.


                      Lyon Street is entitled to receive management fees in the amount of 0.40% of the average daily net assets of the Fund. However, Lyon Street has contractually agreed to waive until December 31, 2000, a portion of its management fees so that the total annual operating expenses of the Fund will not exceed 0.22%.

DISTRIBUTOR, ADMINISTRATOR AND SUB-ADMINISTRATOR
--------------------------------------------------------------------------------


                      Kent Funds Distributors, Inc. ("Distributor") is the distributor of the Fund's shares. The Distributor is located at 3435 Stelzer Road, Columbus, Ohio 43219.



                      Old Kent Securities Corporation ("OKSC") provides management and administrative services to the Fund, including providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping and legal services. OKSC also acts as the fund accountant, transfer agent and dividend paying agent of the Fund. OKSC is located at 111 Lyon Street NW, Grand Rapids, Michigan 49503.



                      BISYS Fund Services Ohio, Inc. ("BISYS") provides certain administrative, fund accounting, transfer agent and dividend paying agent services to the Fund pursuant to agreements between OKSC and BISYS. As compensation for its services, BISYS receives fees from OKSC. The fees paid to BISYS by OKSC for such services come out of OKSC's fees and are not an additional charge to the Funds. BISYS is located at 3435 Stelzer Road, Columbus, Ohio 43219.



                      The Statement of Additional Information has more detailed information about the Adviser and other service providers.

SHAREHOLDER INFORMATION

PRICING OF FUND SHARES
--------------------------------------------------------------------------------

HOW NAV IS CALCULATED
The NAV is calculated by adding
the total value of a Fund's
investments and other assets,
subtracting its liabilities and
then dividing that figure by the
number of outstanding shares of
the Fund:
            NAV =
  TOTAL ASSETS - LIABILITIES
 ----------------------------
       NUMBER OF SHARES
         OUTSTANDING


                                The Fund's net asset value, or NAV, is expected to be constant at $1.00 per share, although this value is not guaranteed. The NAV is determined at 2 p.m. Eastern time on days the New York Stock Exchange is open. Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is received in good order by the Fund on any day that the New York Stock Exchange is open for business. For example, if you place a purchase order to buy shares of the Fund, it must be received in good order by 2:00 p.m. Eastern time in order to receive the NAV calculated at 2:00 p.m. that day. If your order is received in good order after 2:00 p.m., you will receive the NAV calculated at 2:00 p.m. Eastern Time the next day. The Fund values its securities at amortized cost. The amortized cost method involves valuing a portfolio security at its cost and thereafter applying a constant amortization to maturity of the difference between the principal amount due at maturity and initial cost.

SHAREHOLDER INFORMATION

PURCHASING AND ADDING TO YOUR SHARES
--------------------------------------------------------------------------------


MINIMUM INITIAL INVESTMENT       $500,000


Subsequent investments may be made in any amount.

--------------------------------------------------------------------------------


The Fund may waive its minimum investment requirements and may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.


HOW CAN I PURCHASE SHARES?

You can purchase shares by taking the following steps:

      1. To open an account, call 1-800-633-KENT (5368) to obtain an account or wire identification number and to place a purchase order.

      2. Wire federal funds, which must be received by the Fund no later than the close of business the day the purchase order is placed. You must establish an account with the Fund prior to sending the wire. The wire must include your Fund account number.

You should note that (i) a purchase of shares will not be completed until the Fund receives the purchase proceeds and (ii) banks may charge for wiring federal funds to the Fund. You may obtain information on how to wire funds from any national bank and certain state banks.

DIVIDENDS AND DISTRIBUTIONS

All dividends and distributions will be automatically reinvested unless you request otherwise.

If you wish to receive distributions in cash, notify the Fund at 1-800-633-KENT
(5368) and your distributions will be sent by electronic funds transfer directly to your designated bank account.

--------------------------------------------------------------------------------

AVOID 31% TAX WITHHOLDING

The Fund is required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.

--------------------------------------------------------------------------------

SHAREHOLDER INFORMATION

SELLING YOUR SHARES
--------------------------------------------------------------------------------

INSTRUCTIONS FOR SELLING SHARES




You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received in good order by the Fund.


You can redeem shares on any day that the New York Stock Exchange is open for business. Shares will not be redeemed by the Fund unless all required documents have been received by the Fund.
      As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

The Fund may temporarily stop redeeming shares when the New York Stock Exchange is closed or trading on the New York Stock Exchange is restricted, when an emergency exists and the Fund cannot sell its assets or accurately determine the value of its assets or if the Securities and Exchange Commission orders the Fund to stop redemptions.

If you intend to redeem shares worth more than $1,000,000, you should notify the Fund at least one business day in advance.

Redemption proceeds will be wired in federal funds only to the commercial bank and account number listed on your account application. To change the bank account, you should call the Fund at 1-800-633-KENT (5368) and request the appropriate form.
--------------------------------------------------------------------------------

BY TELEPHONE                    Call 1-800-633-KENT (5368) with redemption
                                instructions.

                                Redemption orders received prior to 2:00 p.m. eastern standard time will be settled on the same day.
--------------------------------------------------------------------------------

BY MAIL                         1. Call 1-800-633-KENT (5368) to request
                                   redemption forms or write a letter of
                                   instruction indicating:
                                   - your account name and number
                                   - amount or number of shares you wish to redeem
                                   - address where your check should be sent
                                   - account owner signature
                                   - if a stock certificate has been issued, you
                                     must sign the back of the certificate and submit it together with the redemption request.

                                2. Mail to:
                                   LYON STREET INSTITUTIONAL MONEY MARKET FUND
                                   P.O. BOX 182201
                                   COLUMBUS, OHIO 43218-2201
--------------------------------------------------------------------------------

SHAREHOLDER INFORMATION

GENERAL POLICIES ON SELLING SHARES
--------------------------------------------------------------------------------

GENERAL REDEMPTION INFORMATION  During periods of unusual market activity it may be difficult to reach the Fund by telephone. In such cases, shareholders should follow the procedures for redeeming by mail or through a broker. Neither the Fund nor any of its service providers will be liable for following telephone instructions reasonably believed to be genuine unless it acts with willful misfeasance, bad faith or gross negligence. In this regard, the Fund and its transfer agent will employ procedures designed to provide reasonable assurance that instructions by telephone are genuine. Such procedures will include the requirement that personal identification be provided before accepting a telephone redemption.

                                The Fund reserves the right to redeem an account if its value falls below $100,000 as a result of redemptions or exchanges (but not as a result of a decline in net asset value). A shareholder will be notified in writing and allowed 60 days to increase the value of the account to the minimum investment level.

PAYMENT OF REDEMPTION
PROCEEDS You can generally expect to receive redemption proceeds within seven days of receipt of a request. Payment for shares may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

REDEMPTION IN KIND              The Fund reserves the right to make payment in
                                securities rather than cash, known as a
                                "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, a redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.


                                IMPORTANT INFORMATION REGARDING STOCK
                                CERTIFICATES AND REDEMPTION NOTICES. SIGNATURES ON REDEMPTION NOTICES AND STOCK CERTIFICATES MUST BE GUARANTEED BY A U.S. STOCK EXCHANGE MEMBER, A U.S. COMMERCIAL BANK OR TRUST COMPANY OR OTHER ENTITY APPROVED BY THE FUND, IF THE AMOUNT REDEEMED IS GREATER THAN $50,000, IF THE PROCEEDS ARE TO BE MAILED TO AN ADDRESS OTHER THAN THE ADDRESS OF RECORD, OR THE PROCEEDS ARE TO BE MADE PAYABLE TO A PARTY OTHER THAN THE OWNER OF THE ACCOUNT. THE FUND CAN CHANGE THE ABOVE REQUIREMENTS OR REQUIRE ADDITIONAL DOCUMENTS AT ANY TIME.

SHAREHOLDER INFORMATION

EXCHANGING YOUR SHARES
--------------------------------------------------------------------------------

INSTRUCTIONS FOR EXCHANGING SHARES
Exchanges may be made by sending a written request to:

     KENT FUNDS
     P.O. BOX 182201
     COLUMBUS, OHIO 43218-2201
     or by calling 1-800-633-KENT (5368)

Please provide the following information:

   - Your name and telephone number
   - The exact name on your account and account number

   - Taxpayer identification number (or Social Security Number, if you are an individual)

   - Dollar value or number of shares to be exchanged
   - The name of the Fund from which the exchange is to be made and the account number
   - The name of the Fund into which the exchange is being made, and if this is an existing account, please provide the account number

You may acquire Institutional Shares of any other investment portfolio of the Kent Funds by exchanging shares of the Fund for shares of the new fund. In effect, you would be redeeming (reselling to the Fund) shares of the old fund and purchasing shares of the new fund. Exchanges are effected at the net asset value next determined after the exchange request is received in good order by the Fund. Be sure to read carefully the prospectus of any fund into which you wish to exchange shares.
You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one fund to another are taxable.

--------------------------------------------------------------------------------

IMPORTANT INFORMATION ABOUT EXCHANGES


Kent Funds may disallow exchanges of shares if a shareholder has made more than five exchanges between investment portfolios offered by the Kent Funds in a year, or more than three exchanges in a calendar quarter. The Kent Funds may reject any exchanges or change or terminate rights to exchange shares. The exchange privilege is available only in states where shares of the new fund may be sold.

SHAREHOLDER INFORMATION

DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

Any income the Fund receives is paid out, less expenses, in the form of dividends to its shareholders. The Fund declares dividends from net investment income on every business day. Dividends on the Fund are paid monthly. Capital gains, if any, for the Fund are distributed at least annually.

The Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of long-term capital gain over short-term capital loss). You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. Distributions attributable to the net capital gain of the Fund will be taxable to you as long-term capital gain, regardless of how long you have held your shares. Other Fund distributions will generally be taxable as ordinary income.

The Fund expects the dividends will primarily consist of ordinary income or, if any, short-term capital gains as opposed to long-term capital gains.

You should note that if you purchase shares just prior to a capital gain distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxable on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as "buying into a dividend."

The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

Taxable dividends paid in January may be taxable as if they had been paid the previous December. Each year you will receive in the mail federal tax information on distributions paid by the Fund.

Generally, shareholders may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of the Fund's distributions, if any, that are attributable to interest on U.S. Government securities or on securities of a particular state.

The following additional information about the Fund is available to you free upon request:

Annual/Semi-Annual Reports:
The Fund's annual and semi-annual reports to shareholders contain detailed information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI):
The SAI provides more detailed information about the Fund, including their operations and investment policies. It is incorporated by reference, and is legally considered a part of this prospectus.

You can get free copies of Annual and Semi-Annual Reports and the SAI, request other information and discuss your questions about the Kent Funds by contacting a broker or other financial institution that sells the Kent Funds. In addition, you may contact the Kent Funds at: KENT FUNDS, P.O. BOX 102201, COLUMBUS, OHIO 43218-2201 or:

                  TELEPHONE: 1-800-633-KENT (5368)
                  INTERNET: HTTP://WWW.KENTFUNDS.COM*

You can review the Fund's reports and SAI at the Public Reference Room of the Securities and Exchange Commission. You can get copies:

   - For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009 or calling 1-800-SEC-0330.

   - At no charge from the Commission's Website at http://www.sec.gov

* The Fund's website is not part of this Prospectus.

  Investment Company Act file No. 811-4824

  KKF-0391 (6/00)